CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (1,701,000)	$ (3,204,000)	$ (3,973,000)	$ (6,862,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	59,000	68,000	94,000	93,000
Amortization of right-of-use assets	387,000	426,000	566,000	528,000
Amortization of debt discount				89,000
Write off EV assets			763,000
Inventory adjustment	90,000	46,000	270,000	853,000
Allocation of parent company overhead				153,000
Changes in operating assets and liabilities
Accounts receivable	(221,000)	345,000	236,000	56,000
Prepaid expenses and other assets	117,000	(64,000)	(88,000)	(29,000)
Inventory	(291,000)	206,000	179,000	403,000
Accounts payable	(107,000)	(362,000)	(85,000)	(89,000)
Accrued expenses and other current liabilities	261,000	(29,000)	(66,000)	(48,000)
Dividends payable		1,011,000		2,028,000
Operating lease and other liabilities	(462,000)	(415,000)	(561,000)	(516,000)
Net cash used in operating activities	(1,868,000)	(1,972,000)	(2,665,000)	(3,341,000)
Cash flows from investing activities:
Purchase of property and equipment	(91,000)	(53,000)	(42,000)	(42,000)
Cash used in investing activities	(91,000)	(53,000)	(42,000)	(42,000)
Cash flows from financing activities:
Proceeds from related party advances, net of payments	1,996,000	2,037,000	2,713,000	2,482,000
Proceeds from contribution from parent				577,000
Proceeds from note payable, fees				250,000
Proceeds from exercise of warrants	3,000
Net cash provided by financing activities	1,999,000	2,037,000	2,713,000	3,309,000
Net decrease in cash and cash equivalents	40,000	12,000	6,000	(74,000)
Cash at beginning of period	27,000	21,000	21,000	95,000
Cash at end of period	67,000	33,000	27,000	21,000
Supplemental disclosures of cash flow information
Cash paid for income taxes	2,000
Non-cash investing and financing activities
Forgiveness of accrued dividends		$ 3,678,000	2,667,000
Conversion of principal and interest on convertible note				$ 55,000